Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
8.	OTHER NON-CURRENT ASSETS
Other
non-current
assets consist of the following:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(in thousands)
Rental deposits	111,521	167,282	26,250
Others	9,938	18,511	2,906

Total	121,459	185,793	29,156